INCOME TAXES, FINTECH ACQUISITION CORP. II, Income Tax Provision (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Federal [Abstract]
Current						$ 436,721
Deferred						(216,951)
State [Abstract]
Current						0
Deferred						0
Change in valuation allowance						216,951
Total tax provision (benefit)	$ 144,675	$ 109,457	$ 245,412	$ 109,457	$ 0	436,721	$ 0
Net operating loss carry forwards, federal						0
Net operating loss carry forwards, state						$ 0